AFFILIATE NOTES PAYABLE (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Affiliate notes payable	$ 0	$ 86,298	$ 470,047
Conversion of affiliate notes payable to capital contribution	$ 86,298	$ 379,947	$ 0	$ 0
Notes Payable [Member]
Debt Instrument [Line Items]
Debt fixed interest rate	2.50%
Debt instrument, term	5 years